INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 259	$ 216
Finished goods	21	53
Inventories, net	280	269
Write offs for slow inventory	$ 57	$ 74